Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks	£ 21,342	£ 32,771
Trading assets	19,158	30,555
Derivative financial instruments	3,838	19,942
Other financial assets at fair value through profit or loss	2,710	2,096
Loans and advances to banks	2,410	3,463
Loans and advances to customers	200,950	199,340
Reverse repurchase agreements - non trading	13,611	2,614
Financial investments	20,986	17,611
Interests in other entities	80	73
Intangible assets	1,783	1,742
Property, plant and equipment	1,702	1,598
Current tax assets	46	0
Retirement benefit assets	868	449
Other assets	2,907	2,511
Assets held for sale	24,241	0
Total assets	316,632	314,765
Liabilities
Deposits by banks	15,655	12,708
Deposits by customers	175,885	183,146
Repurchase agreements - non trading	17,447	1,578
Trading liabilities	8,375	31,109
Derivative financial instruments	1,466	17,613
Financial liabilities designated at fair value	1,238	2,315
Debt securities in issue	46,004	42,633
Subordinated liabilities	3,758	3,793
Other liabilities	2,847	2,730
Provisions	504	558
Current tax liabilities	0	3
Deferred tax liabilities	160	88
Retirement benefit obligations	108	286
Liabilities held for sale	26,616	0
Total liabilities	300,063	298,560
Equity
Share capital	3,119	3,119
Share premium	5,620	5,620
Other equity instruments	2,281	2,281
Retained earnings	5,194	4,732
Other reserves	190	301
Total shareholders' equity	16,404	16,053
Non-controlling interests	165	152
Total equity	16,569	16,205
Total liabilities and equity	£ 316,632	£ 314,765